Shareholders' equity - Purchase of Equity Securities (Details) - EUR (€) € / shares in Units, € in Thousands		1 Months Ended											3 Months Ended	12 Months Ended				13 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	29 Months Ended	35 Months Ended
	Jan. 31, 2021	Dec. 23, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Apr. 30, 2021	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Mar. 31, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 23, 2021	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total number of shares purchased (in shares)	495,533	1,076,731	1,393,794	1,237,721	1,188,430	1,274,521	1,178,129	1,204,128	1,240,714	1,128,123	1,580,604	1,360,410	4,564,670	14,358,838	495,533	3,908,429		1,855,943	3,436,547	5,805,384	7,009,512	8,187,641	9,462,162	10,650,592	11,888,313	13,282,107	14,358,838
Treasury stock, repurchased														€ 8,560,300
Purchase of treasury shares														€ 8,560,300		€ 1,207,500	€ 410,000
Treasury shares, cancellation process started during the year (in shares)														13,023,016
Cancelled shares (in shares)																6,162,395
Average price paid per share (Euro per share)	€ 455.68	€ 687.26	€ 726.43	€ 658.97	€ 723.11	€ 674.28	€ 603.46	€ 570.95	€ 528.93	€ 537.04	€ 469.40	€ 474.24		€ 596.17
Maximum value of shares that may yet be purchased (€ millions)	€ 4,566,700	€ 4,439,700	€ 5,179,700	€ 6,192,200	€ 7,007,800	€ 7,867,200	€ 8,726,600	€ 1,230,000	€ 1,917,500	€ 2,573,800	€ 3,179,600	€ 3,921,600
New share buyback program
Class of Stock [Line Items]
Total number of shares purchased (in shares)														6,601,699
Treasury stock, repurchased														€ 4,560,300
Cancelled shares (in shares)														3,263,995
Share buyback program 2020-2022
Class of Stock [Line Items]
Cancelled shares (in shares)														9,759,021
Scenario, plan | New share buyback program
Class of Stock [Line Items]
Expected total value of purchased shares																												€ 9,000,000
Expected shares to be purchased for award (in shares)																												€ 450
Scenario, plan | Share buyback program 2020-2022
Class of Stock [Line Items]
Expected total value of purchased shares																													€ 6,000,000